CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fixed income securities, at fair value, amortized cost	$ 17,307	$ 21,522
Equity securities, at fair value, cost	11	1,107
Short-term, at fair value, amortized cost	$ 1,035	$ 974
Common stock, par value (in dollars per share)	$ 227	$ 227
Common stock, authorized (in shares)	23,800	23,800
Common stock, outstanding (in shares)	23,800	23,800
Series A
Redeemable preferred stock, par value (in dollars per share)	$ 100	$ 100
Redeemable preferred stock, authorized (in shares)	1,500,000	1,500,000
Redeemable preferred stock, issued (in shares)	0	0
Series B
Redeemable preferred stock, par value (in dollars per share)	$ 100	$ 100
Redeemable preferred stock, authorized (in shares)	1,500,000	1,500,000
Redeemable preferred stock, issued (in shares)	0	0